Note 6 - Accrued Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Payables and Accruals [Abstract]
Note 6 - Accrued Expenses

As of September 30, 2012 and December 31, 2011 accrued expenses included the following:

	September 30,	December 31,
	2012	2011
Customer Deposits	$13,500	$13,500
Accrued Payroll, Officers	51,160	60,357
Accrued Payroll and Payroll Taxes	136,738	135,234
Accrued Interest	4,252	92
	$205,650	$209,183

Note 8 - Accrued Expenses

As of December 31, 2011 and December 31, 2010 accrued expenses included the following:

	December 31,	December 31,
	2011	2010
Customer Deposits	$13,500	$26,000
Accrued Payroll, Officers	60,357	34,290
Accrued Payroll and Payroll Taxes	135,234	352,510
Accrued Interest	92	4,959
	$209,183	$417,759